Segment, Geographic and Other Revenue Information - Narrative (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) Country Operating_Segment business	Dec. 31, 2014 USD ($) Country	Dec. 31, 2013 USD ($) Country
Segment Reporting Information [Line Items]
Number of businesses | business		2
Number of operating segments | Operating_Segment		3
Selling, informational and administrative expenses	[1],[2]	$ 14,809	$ 14,097	$ 14,355
Research and development expenses	[1],[2]	7,690	8,393	$ 6,678
Total assets	[3]	$ 167,460	$ 167,566
Innovative Products [Member]
Segment Reporting Information [Line Items]
Number of operating segments | Operating_Segment		2
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Outside United States [Member]
Segment Reporting Information [Line Items]
Number of countries outside the U.S | Country		12	12	12
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | United States [Member}
Segment Reporting Information [Line Items]
Percentage of total revenues		10.00%	10.00%	10.00%
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Japan
Segment Reporting Information [Line Items]
Percentage of total revenues				10.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler One [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues		14.00%	13.00%	12.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler Two [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues		11.00%	10.00%	9.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler Three [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues		10.00%	9.00%	8.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Largest U.S. Wholesaler Customers [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues		23.00%	25.00%
Operating Segments [Member]
Segment Reporting Information [Line Items]
Selling, informational and administrative expenses				$ 2,100
Research and development expenses				$ 800

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	Amounts may not add due to rounding.